FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
Financial risk management
Schedule of financial assets and liabilities by level within the fair value hierarchy

	Carrying value		Fair value
		Amortized
As at December 31, 2020	FVTPL	cost	Level 1	Level 2	Level 3
Financial assets
Cash and cash equivalents	$—	$174,753	$—	$—	$—
Trade receivables	8,377	—	—	8,377	—
Non-trade receivables and other	—	4,506	—	—	—
Restricted cash	—	55	—	—	—
	$8,377	$179,314	$—	$8,377	$—
Financial liabilities
Accounts payable and accrued liabilities	$—	$55,212	$—	$—	$—
Lease obligations	—	8,806	—	—	—
RSU liability	2,766	—	—	2,766	—
DSU liability	2,980	—	—	2,980	—
Loan facility	—	169,323	—	—	—
Debt portion of convertible note	—	93,302	—	—	—
	$5,746	$326,643	$—	$5,746	$—

	Carrying value		Fair value
		Amortized
As at December 31, 2019	FVTPL	cost	Level 1	Level 2	Level 3
Financial assets
Cash and cash equivalents	$—	$23,174	$—	$—	$—
Trade receivables	6,210	—	—	6,210	—
Non-trade receivables and other	—	11,221	—	—	—
Restricted cash	—	54	—	—	—
	$6,210	$34,449	$—	$6,210	$—

Financial liabilities
Accounts payable and accrued liabilities	$—	$47,297	$—	$—	$—
Lease obligations	—	14,118	—	—	—
RSU liability	3,811	—	—	3,811	—
DSU liability	1,745	—	—	1,745	—
Loan facility	—	376,202	—	—	—
Debt portion of convertible note	—	87,718	—	—	—
	$5,556	$525,335	$—	$5,556	$—

Currency risk
Financial risk management
Schedule of risk management

	Impact of currency rate change on pre-tax earnings (loss)
	10% increase	10% decrease
Cash and cash equivalents	$1,943	$(1,943)
Receivables and other, excluding trade receivables	178	(178)
Restricted cash	5	(5)
Accounts payable and accrued liabilities	(5,869)	5,869

Interest rate risk
Financial risk management
Schedule of risk management

	Impact of interest rate change on pre-tax earnings (loss)
	1% increase	1% decrease
Cash and cash equivalents	$917	$(917)
Loan facility	(315)	315

Commodity price risk
Financial risk management
Schedule of risk management

	Impact of price change on pre-tax earnings (loss)
	10% increase	10% decrease
Trade receivables	$9,677	$(9,677)

Credit risk
Financial risk management
Schedule of risk management

	December 31,	December 31,
	2020	2019
Cash and cash equivalents	$174,753	$23,174
Trade receivables	8,377	6,210
Restricted cash	55	54
	$183,185	$29,438

Liquidity risk
Financial risk management
Schedule of risk management

				More than
	1 year	2-3 years	4-5 years	5 years	Total
Principal repayments on loan facility	$66,667	$104,667	$—	$—	$171,334
Convertible notes	—	100,000	—	—	100,000
Accounts payable and accrued liabilities	57,532	—	—	—	57,532
Interest payments on loan facility(1)	3,885	2,052	—	—	5,937
Lease obligations	5,320	3,755	292	—	9,367
Interest on convertible notes	2,250	1,114	—	—	3,364
RSU liability	1,634	1,132	—	—	2,766
	$137,288	$212,720	$292	$—	$350,300